Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2013
Registrant Name	BUFFALO FUNDS
Central Index Key	0001135300
Amendment Flag	false
Document Creation Date	Oct. 15, 2013
Document Effective Date	Oct. 15, 2013
Prospectus Date	Jun. 03, 2013
Buffalo Mid Cap Fund | Buffalo Mid Cap Fund
Risk/Return:
Trading Symbol	BUFMX
Buffalo Small Cap Fund | Buffalo Small Cap Fund
Risk/Return:
Trading Symbol	BUFSX